Financial Risk Management - Profit or Loss Sensitivity Analysis for Variable Rate Instruments (Detail) - Profit and loss [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
1% increase in interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ (101,159)	₩ (98,272)
Percentage change in interest rate	1.00%
1% decrease in interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
(Increase) decrease due to a change in the interest rate	₩ 101,159	₩ 98,272
Percentage change in interest rate	1.00%